Operating Segments	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Operating Segments

14. Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance. In the prior year, we revised our reportable segments as a result of a change in our CODM and how our CODM regularly reviews financial information to allocate resources and assess performance. Our CODM is defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), and Chief Operating Officer (“COO”). Our new operating segments, which align with our reportable segments, are: Merchant Solutions, which focuses on card not present and card present solutions for small to medium size business merchants; Digital Wallets, which provides wallet based online payment solutions through our Skrill and NETELLER brands; and also enables consumers to use cash to facilitate online purchases through paysafecard prepaid vouchers under the paysafecard and Paysafecash brands. These two operating segments, which are also reportable segments, as they have not been aggregated, are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment. Shared costs are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA. The prior year segment information has been recast to reflect this change.

The CODM evaluates performance and allocates resources based on Adjusted EBITDA of each operating segment. Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs. Corporate overhead costs and Corporate’s allocation of shared costs are included in Corporate in the following table. Corporate overhead costs are costs consumed in the execution of corporate activities that are not directly factored into the production of any service provided by the Company’s segments.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended March 31, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$206,362	$173,945	$—	$—	$380,307
Interest Revenue	39	7,503	—	—	7,542
Intersegment Revenue (2)	2,120	—	—	(2,120)	—
Total Revenue	$208,521	$181,448	$—	$(2,120)	$387,849
Adjusted EBITDA	$52,336	$79,209	$(23,730)	$—	$107,815

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended March 31, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$189,835	$177,691	$—	$—	$367,526
Interest Revenue	6	136	—	—	142
Intersegment Revenue (2)	2,504	—	—	(2,504)	—
Total Revenue	$192,345	$177,827	$—	$(2,504)	$367,668
Adjusted EBITDA	$48,538	$74,499	$(19,070)	$—	$103,967

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.

A reconciliation of total segments Adjusted EBITDA to the Company’s income / (loss) before taxes is as follows:

	For the three months ended March 31,
	2023	2022
Segments Adjusted EBITDA	$131,545	$123,037
Corporate costs	(23,730)	(19,070)
Depreciation and amortization	(63,547)	(63,423)
Share-based compensation	(7,216)	(13,970)
Restructuring and other costs	(1,990)	(12,591)
Impairment expense on goodwill and intangible assets	(82)	(1,205,731)
Other income, net	2,547	3,478
Interest expense, net	(37,456)	(25,956)
Income / (loss) before taxes	$71	$(1,214,226)

Geographic Information

The information below summarizes long-lived assets, net by geographic area:

	March 31, 2023	December 31, 2022
United Kingdom	$11,703	$11,768
Canada	5,292	5,800
United States of America	13,506	10,774
Bulgaria	5,865	8,109
Austria	2,476	7,354
All other countries (1)	3,355	3,651
Total long-lived assets, net	$42,197	$47,456

(1)
No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.